CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S DEFICIT - 3 months ended Dec. 31, 2025 - USD ($)	Total	Common Stock	Share Subscription Receivable	Additional Paid-in Capital	Accumulated Deficit
Balance (in shares) at Sep. 29, 2025		0
Balance at Sep. 29, 2025	$ 0	$ 0	$ 0	$ 0	$ 0
Issuance of common stock (in shares)		1,000
Issuance of common stock	0	$ 10	(10)	0	0
Net loss	(31,519)	$ 0	0	0	(31,519)
Balance (in shares) at Dec. 31, 2025		1,000
Balance at Dec. 31, 2025	$ (31,519)	$ 10	$ (10)	$ 0	$ (31,519)